PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5.	PROPERTY AND EQUIPMENT, NET

The following summarizes property and equipment as of December 31 (in thousands):

	2025	2024
Machinery equipment	$3,692	$3,039
Vehicles	1,306	1,143
Furniture and fixtures	26	26
Computer equipment	297	291
Leasehold improvement	309	308
	5,630	4,807
Less accumulated depreciation	(3,500)	(2,835)
Total Property and equipment, net	$2,130	$1,972

Property and equipment depreciation expense for the years ended December 31, 2025, and 2024, was $665 and $511, respectively.